Consolidated net debt - Exchange gains/(losses) on US dollar net debt and intragroup balances (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Abstract]
Other current non-financial liabilities	$ 904	$ 922
Disclosure - Consolidated net debt - Exchange gains/(losses) on US dollar net debt and intragroup balances (Parenthetical) (Detail) [Line Items]
Highly liquid financial assets held in managed investment funds classified as held for trading	958	250
Borrowings (including finance leases) Excluding Overdraft [Member]
Disclosure of financial liabilities [Abstract]
Finance lease liabilities	3	12
Total other current financial liabilities	352	205
Other current non-financial liabilities	524	557
Over Draft [Member]
Disclosure of financial liabilities [Abstract]
Current financial liabilities	$ 3	$ 12